Shareholders’ Equity (Details) - Schedule of the Company Among Its Shareholders for the Purpose of Winding-Up of its Affairs Subject to the Rights of the Preferred Shares - Common Stock [Member] - shares
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A [Member]
Shareholders’ Equity (Details) - Schedule of the Company Among Its Shareholders for the Purpose of Winding-Up of its Affairs Subject to the Rights of the Preferred Shares [Line Items]
Balance (in Shares)	111,467,763
Common Stock in exchange for Legacy Rumble Class A and B common shares		48,970,404
Issuance of Class A Common Stock in exchange for Legacy Rumble warrants		14,153,048
Issuance of Class A and B Common Stock in connection with the Qualifying Transaction		10,875,000
Issuance of Class A Common Stock in exchange for CFVI Class B common shares	7,500,000	7,500,000
Issuance of Class A Common Stock in connection with public shares	29,969,311	29,969,311
Issuance of Class A Common Stock in connection with Callin acquisition	981,243
Issuance of Class A Common Stock upon vesting of stock awards, net share settlement on restricted stock units	195,832
Issuance of Class A Common Stock in exchange for Class C Common Shares	2,308,593
Holdback of Class A Common Stock for the repayment of domain name loan in connection with the acquisition of Locals Technology Inc.	(26,731)
Balance (in Shares)	114,926,700	111,467,763
Class C [Member]
Shareholders’ Equity (Details) - Schedule of the Company Among Its Shareholders for the Purpose of Winding-Up of its Affairs Subject to the Rights of the Preferred Shares [Line Items]
Balance (in Shares)	167,662,214
Common Stock in exchange for Legacy Rumble Class A and B common shares		168,762,214
Repurchase of Class C Common Stock in the Key Individual Subscription Agreement		(1,100,000)
Issuance of Class A Common Stock in exchange for Class C Common Shares	(2,308,593)
Balance (in Shares)	165,353,621	167,662,214
Class D [Member]
Shareholders’ Equity (Details) - Schedule of the Company Among Its Shareholders for the Purpose of Winding-Up of its Affairs Subject to the Rights of the Preferred Shares [Line Items]
Balance (in Shares)
Issuance of Class D Common Stock in the Key Individual Subscription Agreement	105,782,403
Balance (in Shares)	105,782,403